UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS Select Alternative Allocation Fund
	Shares	Value ($)
Mutual Funds 87.4%
DWS Disciplined Market Neutral Fund "Institutional"	5,479,681	51,235,015
DWS Emerging Markets Equity Fund "Institutional"	1,439,348	27,808,211
DWS Enhanced Commodity Strategy Fund "Institutional"*	9,544,319	44,667,412
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	2,536,235	27,365,980
DWS Floating Rate Plus Fund "Institutional"	5,049,289	47,766,273
DWS Global Inflation Plus Fund "Institutional"	4,463,801	47,762,676
DWS RREEF Global Infrastructure Fund "Institutional"	2,609,549	27,530,737
DWS RREEF Global Real Estate Securities Fund "Institutional"	3,403,801	27,706,937

Total Mutual Funds (Cost $269,387,968)		301,843,241
Exchange-Traded Funds 11.9%
iShares MSCI EAFE Small Cap Index Fund	100,226	4,487,118
SPDR Barclays Capital International Treasury Bond	331,713	20,533,035
Vanguard FTSE All World ex-US Small-Cap Fund	43,353	4,548,163
WisdomTree Emerging Markets Local Debt Fund	192,100	10,261,982
WisdomTree Emerging Markets SmallCap Dividend Fund	25,524	1,396,163

Total Exchange-Traded Funds (Cost $37,783,604)		41,226,461
Cash Equivalent 1.7%
Central Cash Management Fund (Cost $5,771,284)	5,771,284	5,771,284

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $312,942,856) †	101.0	348,840,986
Other Assets and Liabilities, Net	(1.0)	(3,508,101)

Net Assets	100.0	345,332,885

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $313,547,169.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $35,293,817.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,075,500 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $781,683.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$301,843,241	$—	$—	$301,843,241
Exchange-Traded Funds	41,226,461	—	—	41,226,461
Short-Term Investments	5,771,284	—	—	5,771,284
Total	$348,840,986	$—	$—	$348,840,986

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended May 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011